CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	$ 7,502		$ 13,886		$ 7,710
Citigroup’s other comprehensive income (loss)
Net change in unrealized gains and losses on investment securities, net of taxes	1,697		(2,237)		632
Net change in cash flow hedges, net of taxes	336		1,048		527
Benefit plans liability adjustment, net of taxes	(1,170)	[1]	1,281	[1]	(988)	[1]
Net change in foreign currency translation adjustment, net of taxes and hedges	(4,946)		(2,329)		721
Citigroup’s total other comprehensive income (loss)	(4,083)		(2,237)		892
Total comprehensive income before attribution of noncontrolling interests	3,419		11,649		8,602
Less: Net income attributable to noncontrolling interests	192		227		219
Citigroup’s comprehensive income	$ 3,227		$ 11,422		$ 8,383

[1]	Reflects adjustments based on the actuarial valuations of the Company’s significant pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.